SEGMENT INFORMATION - Reconciliation of Adjusted EBIT to Net Income for Industrial Activities (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net income (loss)	$ 425	$ (54)
Income tax (expense) benefit	(157)	23
Restructuring expense of Industrial Activities	(2)	(5)
Pre-tax gain from amortization of benefits modification	$ 30	30
Amortization period of retirement benefits payable	4 years 6 months
Reduction of plan liability			$ 527
Unallocated items, eliminations and other
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities	$ (70)	(64)
Industrial Activities | Operating segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities	545	(148)
Net income (loss)	582	(77)
Interest expense of Industrial Activities, net of interest income and eliminations	(66)	(59)
Foreign exchange gains (losses), net of Industrial Activities	(18)	2
Finance and non-service component of Pension and other post-employment benefit cost of Industrial Activities	34	30
Restructuring expense of Industrial Activities	(2)	(5)
Other discrete items of Industrial Activities	0	(7)
Nikola investment fair value adjustment	$ (35)	0
Amortization period of retirement benefits payable	4 years 6 months
Reduction of plan liability			$ 527	$ 527
Agriculture | Operating segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities	$ 399	24
Construction | Operating segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities	25	(83)
Commercial and Specialty Vehicles | Operating segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities	76	(56)
Powertrain | Operating segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities	115	31
Financial Services | Operating segments
Segment Reporting Information [Line Items]
Net income (loss)	91	80
Income tax (expense) benefit	$ (33)	$ (30)